Trade and Other Receivables - Schedule of Currency Profiles of Trade and Other Receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	$ 8,453,250	RM 34,506,168	RM 11,219,731
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	408,993	1,669,510	1,070,055
United States Dollar [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	1,438,785	5,873,121	8,797,060
Euro [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	377,941	1,542,755	1,289,412
Thai Baht [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	6,218,518	25,383,991
Others [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	$ 9,013	RM 36,791	RM 63,204